35. INSURANCE	12 Months Ended
Dec. 31, 2019
Disclosure of types of insurance contracts [abstract]
INSURANCE

35. INSURANCE

The Company maintains insurance policies to cover damages on certain assets, in accordance with orientation by specialists, as listed below, taking into account the nature and the degree of risk, for amounts considered sufficient to cover any significant losses related to its assets and responsibilities. The risk assumptions adopted, due to their nature, are not part of the scope of an audit of the financial statements, and consequently were not examined by the external auditors.

	Coverage	Coverage period	Amount insured (1)		Annual premium (1)
Companhia Energética de Minas Gerais
Facilities in buildings	Fire	Jan. 8, 2020 to Jan. 8, 2021	R$	8,661	R$	2
Cemig Geração e Transmissão
Air transport / Aircraft	Fuselage Third party	April 29, 2019 to April 29, 2020 April 29, 2019 to April 29, 2020	US$ US$	4,385 14,000	US$	49
Warehouse stores	Fire	Nov. 2, 2019 to Nov. 2, 2020	R$	20,771	R$	20
Buildings	Fire	Jan. 8, 2020 to Jan. 8, 2021	R$	275,773	R$	75
Telecoms equipment (3)	Fire	Jan. 8, 2019 to Jan. 8, 2020	R$	2,650	R$	2
Operational risk - Transformers above 15MVA and other power distribution equipment with value above R$1,000	(2)	Dec. 7, 2019 to Dec. 7, 2020	R$	959,243	R$	1,262
Cemig Distribuição
Air transport / Aircraft / Guimbal equipment	Fuselage Third party	April 29, 2019 to April 29, 2020	US$ USS	3,370 14,000	US$	34
Warehouse stores	Fire	Nov. 2, 2019 to Nov. 2, 2020	R$	120,007	R$	117
Buildings	Fire	Jan. 8, 2019 to Jan. 8, 2020	R$	744,134	R$	201
Telecoms equipment (3)	Fire		R$	31,083	R$	28
Operational risk – Transformers above 15MVA and other energy distribution equipment with value above R$ 1,000 (2)	Total	Dec. 7, 2019 to Dec. 7, 2020	R$	528,071	R$	695
Gasmig
Gas distribution network / Third party	Third party	Dec. 15, 2019 to Dec. 15, 2020	R$	60,000	R$	398
Own vehicle fleet (Operation)	Damage to third parties only	Jul. 7, 2019 to Jul. 7, 2020	R$	500	R$	3
Own vehicle fleet (Directors)	Full cover	Oct. 25, 2019 to Oct. 25, 2020	R$	100	R$	2
Facilities – multirisk	Robbery, theft and fire	Jan. 1, 2020 to Jan. 1, 2021	R$	41,374	R$	44.8

(1)	Amounts expressed in R$ ‘000 or US$’000.
(2)	Maximum indemnity limit: R$ 231
(3)	Contracting of a new policy is in progress.

The Company, except for its aircraft, does not have third party liability insurance covering accidents, and is not seeking proposals for this type of insurance.  Additionally, Company has not sought proposals for, and does not have current policies for, insurance against events that could affect its facilities such as earthquakes, floods, systemic failures or business interruption. The Company has not suffered significant losses arising from the above-mentioned risks.